NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) $ / shares in Units, $ in Millions				3 Months Ended
	Apr. 17, 2025	Feb. 28, 2025 USD ($) $ / shares	Feb. 28, 2025 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Sep. 22, 2022 shares	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for five hundreds (500) reverse stock split
Net income loss				$ 908,660	$ 10,677,419
Cash flows from (used in) operations				662,051	$ 2,406,504
Accumulated Deficit				60,888,792		$ 59,980,132
Prefunded and investor warrants price per share | $ / shares		$ 4.17
Purchase and sale of institutional investors		$ 17.0	$ 20,552,190
Cash on hand				14,001,175
Working capital				$ 12,745,779
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest								74.00%
Former shareholder [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest								26.00%
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member]
IfrsStatementLineItems [Line Items]
Ownership interest							100.00%
Number of shares issued | shares							7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							2,452